Warrants - Schedule of Warrant Outstanding (Details)	6 Months Ended
Dec. 31, 2025 shares
Schedule of Warrants [Line Items]
Total warrants	10,387,720
Public Warrants [Member]
Schedule of Warrants [Line Items]
Total warrants	9,000,000
Private Placement Warrants [Member]
Schedule of Warrants [Line Items]
Total warrants	479,000
Representative Warrants [Member]
Schedule of Warrants [Line Items]
Total warrants	450,000
Arena Ordinary Share Warrants [Member]
Schedule of Warrants [Line Items]
Total warrants	458,720